Long-Term Debt - Summary of Debt (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Outstanding Principal	$ 2,519,465	$ 2,175,000
Unamortized Premium (Discount)	6,598	3,356
Unamortized Deferred Financing Costs	(39,363)	(40,244)
Net Carrying Amount	2,486,700	2,138,112
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Outstanding Principal	719,465	925,000
Unamortized Premium (Discount)	0	0
Unamortized Deferred Financing Costs	(11,693)	(20,182)
Net Carrying Amount	707,772	904,818
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Outstanding Principal	930,000	930,000
Unamortized Premium (Discount)	5,848	7,060
Unamortized Deferred Financing Costs	(15,053)	(18,892)
Net Carrying Amount	920,795	918,168
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal	270,000	300,000
Unamortized Premium (Discount)	(2,960)	(3,704)
Unamortized Deferred Financing Costs	(903)	(1,170)
Net Carrying Amount	266,137	295,126
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal	600,000
Unamortized Premium (Discount)	3,710
Unamortized Deferred Financing Costs	(11,714)
Net Carrying Amount	$ 591,996
Revolving Credit Facility | Series C Revolving Credit Facility Due 2017
Debt Instrument [Line Items]
Outstanding Principal		1,440
Unamortized Premium (Discount)		0
Unamortized Deferred Financing Costs		0
Net Carrying Amount		1,440
Revolving Credit Facility | Series A, B Revolving Credit Facilities Due 2019
Debt Instrument [Line Items]
Outstanding Principal		18,560
Unamortized Premium (Discount)		0
Unamortized Deferred Financing Costs		0
Net Carrying Amount		$ 18,560